UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment: |_|; Amendment Number: ____


This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisors Inc.
Address: 767 Third Avenue, 6th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: President
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  Samuel D. Isaly               New York, NY                 February 15, 2002
   [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


--------------------------------------------------------------------------------
                                                                          Page 1

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        98

Form 13F Information Table Value Total: $2,658,345,495

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
2         28-6774                       OrbiMed Advisors LLC



--------------------------------------------------------------------------------
                                                                          Page 2



                           FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
      Column 1      Column 2   Column 3    Column 4      Column 5        Column 6           Column  7           Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Investment Discretion                Voting Authority (Shares)

                      Title     CUSIP                                     Shared   Shared    Other
Name of Issuer      of Class    Number    Market Value     SHRS      Sole Defined   Other   Managers       Sole    Shared      None
-----------------------------------------------------------------------------------------------------------------------------------

Abbott Laboratories    COM      2824100   63,555,000     1,140,000     X                                1,140,000

Abgenix, Inc           COM    00339B107   70,896,300     2,107,500     X                                2,107,500

Abgenix, Inc           COM    00339B107   33,640,000     1,000,000         X                  2                     1,000,000

Adolor Corp.           COM    00724X102   16,559,844      922,554      X                                  922,554

Adolor Corp.           COM    00724X102    6,325,580      352,400          X                  2                       352,400

Affymetrix Inc         COM    00826T108    6,455,250      171,000      X                                  171,000

Affymetrix Inc         COM    00826T108    7,852,000      208,000          X                  2                       208,000

Alexion
Pharmaceuticals,
Inc.                   COM    015351109   19,552,000      800,000      X                                  800,000

Alexion
Pharmaceuticals,
Inc.                   COM    015351109    4,888,000      200,000          X                 2                        200,000

American Home
Products               COM     26609107   104,434,720    1,702,000     X                                 1,702,000

American Home
Products               COM     26609107   46,633,600      760,000          X                 2                        760,000

Amgen Inc.             COM     31162100   108,082,600    1,915,000     X                                 1,915,000

Amgen Inc.             COM     31162100   41,765,600      740,000          X                 2                        740,000



-----------------------------------------------------------------------------------------------------------------------------------
      Column 1      Column 2   Column 3    Column 4      Column 5        Column 6           Column  7           Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Investment Discretion                Voting Authority (Shares)

                      Title     CUSIP                                     Shared   Shared    Other
Name of Issuer      of Class    Number    Market Value     SHRS      Sole Defined   Other   Managers       Sole    Shared      None
-----------------------------------------------------------------------------------------------------------------------------------

Applera Corp-Celera
Genomics               COM     38020202   22,758,563      852,700      X                      1         852,700

Arena
Pharmaceuticals Inc    COM    040047102     174,435        14,500      X                      1          14,500

Argonaut
Technologies Inc       COM     40175101    3,047,520      725,600      X                      1         725,600

Argonaut
Technologies Inc       COM     40175101    3,840,480      914,400          X                  2                   914,400

Arqule Inc.            COM    04269E107   20,136,500    1,184,500      X                      1        1,184,500

Arqule Inc.            COM    04269E107   12,476,300      733,900          X                  2                   733,900

Axcan Pharma Inc.      COM    054923107    2,279,100      160,500      X                      1          160,500

Axcan Pharma Inc.      COM    054923107    2,854,200      201,000          X                  2                   201,000

BioMarin               COM     9061G101    6,585,600      490,000      X                      1          490,000

BioMarin               COM     9061G101   13,036,800      970,000          X                  2                   970,000

Biotech Holders
Trust                  COM    09067D201   12,540,000       95,000          X                  2                    95,000

Bio-Technology
General                COM    090578105   23,746,019    2,885,300      X                      1        2,885,300

Bio-Technology
General                COM    090578105   13,601,721     1,652,700         X                  2                 1,652,700

Caliper Technologies   COM    130876105   23,085,629     1,478,900     X                      1        1,478,900

Caliper Technologies   COM    130876105   13,953,779       893,900         X                  2                   893,900

Cellegy
Pharmaceuticals Inc.   COM    15115L103      700,463        81,639     X                      1           81,639

Cellegy
Pharmaceuticals Inc.   COM    15115L103    1,645,309       191,761         X                  1                   191,761

Ciphergen Biosystems   COM    17252Y104   10,821,080     1,352,635     X                      1        1,352,635

Ciphergen Biosystems   COM    17252Y104    7,489,824       936,228         X                  2                   936,228

Compugen Ltd           COM   IL0010852080    213,850        45,500     X                      1           45,500

COR Therapeutics
Inc.                   COM    217753102    3,828,800       160,000     X                      1          160,000

COR Therapeutics
Inc.                   COM    217753102    6,461,100       270,000         X                  2                   270,000

Depomed Inc.           COM    249908104      977,620       141,684     X                      2          141,684

Depomed Inc.           COM    249908104   12,155,330     1,761,642         X                  2                 1,761,642

Discovery
Laboratories Inc.      COM    254668106   12,965,781     3,504,265         X                  2                 3,504,265

Eli Lilly & Company    COM    532457108  102,117,708     1,300,200     X                      1        1,300,200

Eli Lilly & Company    COM    532457108   45,553,200       580,000                            2                   580,000

Entremed Inc.          COM    29382F103    2,450,500       290,000     X                      1          290,000

Entremed Inc.          COM    29382F103    3,042,000       360,000         X                  2                   360,000

Enzon Inc.             COM    293904108   50,922,144       904,800     X                      1          904,800

Enzon Inc.             COM    293904108    7,879,200       140,000         X                  2                   140,000




-----------------------------------------------------------------------------------------------------------------------------------
      Column 1      Column 2   Column 3    Column 4      Column 5        Column 6           Column  7           Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Investment Discretion                Voting Authority (Shares)

                      Title     CUSIP                                     Shared   Shared    Other
Name of Issuer      of Class    Number    Market Value     SHRS      Sole Defined   Other   Managers       Sole    Shared      None
-----------------------------------------------------------------------------------------------------------------------------------

Forest Laboratories
- CL A                 COM    345838106   40,975,000       500,000     X                      1          500,000

Forest Laboratories
- CL A                 COM    345838106      5736500        70,000         X                  2                    70,000

Genentech Inc          COM    368710406  108,597,650     2,001,800     X                      1        2,001,800

Genentech Inc          COM    368710406   51,591,750       951,000         X                  2                   951,000

Genzyme Corp.
General Division       COM    372917104   96,374,600     1,610,000     X                      1        1,610,000

Genzyme Corp.
General Division       COM    372917104   50,282,400       840,000         X                  2                   840,000

Gilead Sciences Inc.   COM    375558103   89,812,952     1,366,600     X                      1        1,366,600

Gilead Sciences Inc.   COM    375558103   45,609,680       694,000         X                  2                   694,000

Given Imaging          COM   IL0010865371 18,605,226     1,041,726     X                      1        1,041,726

Given Imaging          COM   IL0010865371 60,630,985     3,394,792         X                  2                 3,394,792

Idec
Pharmaceuticals
Corp.                  COM    449370105    8,960,900       130,000         X                  2                   130,000

Igen International
Inc.                   COM    449536101    8,020,000       200,000         X                  2                   200,000

Immunex Corp.          COM    452528102   121,087,158    4,369,800     X                              4,369,800

Immunex Corp.          COM    452528102   54,727,250     1,975,000         X                  2                 1,975,000

Immunomedics Inc.      COM    452907108    4,240,418       209,300     X                                209,300

Immunomedics Inc.      COM    452907108    5,231,132       258,200         X                  2                   258,200

Incyte Pharma          COM    45337C102   71,869,680     3,697,000     X                              3,697,000

Incyte Pharma          COM    45337C102   34,253,280     1,762,000         X                  2                 1,762,000

Lifecell               COM    531927101      1587706        699430     X                                699,430

Lifecell               COM    531927101    3,732,606     1,644,320         X                  2                 1,644,320

Miravant Medical
Technologies           COM    604690107    1,643,310       171,000     X                                171,000

Miravant Medical
Technologies           COM    604690107    2,075,760       216,000         X                 2                    216,000

Molecular Devices
Corp                   COM    60851C107   30,407,590     1,457,000     X                              1,457,000

Orapharma Inc.         COM    68554E106    5,837,000     1,300,000     X                              1,300,000

Orchid Biosciences     COM    68571P100    6,092,619     1,107,749     X                              1,107,749

Orchid Biosciences     COM    68571P100    7,598,140     1,381,480         X                 2                  1,381,480

Orphan Medical, Inc.   COM    687303107   10,059,750       765,000     X                                765,000

Orphan Medical, Inc.   COM    687303107   11,010,521       837,302         X                 2                    837,302

Palatin
Technologies Inc.      COM    696077304      869,686       207,068     X                                207,068

Palatin
Technologies Inc.      COM    696077304    1,093,260       260,300         X                 2                    260,300


                                                                     Investment Discretion                Voting Authority (Shares)

                      Title     CUSIP                                     Shared   Shared    Other
Name of Issuer      of Class    Number    Market Value     SHRS      Sole Defined   Other   Managers       Sole    Shared      None
-----------------------------------------------------------------------------------------------------------------------------------


Penwest
Pharmaceuticals Co.    COM    709754105    1,531,820        76,400     X                                 76,400

Penwest
Pharmaceuticals Co.    COM    709754105    1,922,795        95,900         X                 2                     95,900

Pfizer Inc.            COM    717081103   132,796,140    3,332,400     X                     2        3,332,400

Pfizer Inc.            COM    717081103   56,188,500     1,410,000         X                 2                  1,410,000

Pharmacia Corp.        COM    71713U102   123,331,005    2,891,700     X                              2,891,700

Pharmacia Corp.        COM    71713U102   46,424,525     1,088,500         X                 2                  1,088,500

Pharmacopeia Inc.      COM    71713B104   25,265,910     1,819,000     X                              1,819,000

Pharmacopeia Inc.      COM    71713B104    7,445,040       536,000         X                 2                    536,000

SangStat Medical
Corp.                  COM    801003104   11,970,580       609,500     X                                609,500

SangStat Medical
Corp.                  COM    801003104    3,338,800       170,000         X                 2                    170,000

Schering-Plough
Corporation            COM    806605101   91,566,170     2,557,000     X                              2,557,000

Schering-Plough
Corporation            COM    806605101   36,705,250     1,025,000         X                 2                  1,025,000

Sepracor Inc.          COM    817315104   98,759,448     1,730,800     X                              1,730,800

Sepracor Inc.          COM    817315104   38,515,500       675,000         X                 2                    675,000

Sonus Pharma.          COM    835692104    1,333,200       165,000     X                                165,000

Sonus Pharma.          COM    835692104    1,575,600       195,000         X                 2                    195,000

Synaptic
Pharmaceuticals
Corp.                  COM    87156R109      797,048       132,400     X                                132,400

Synaptic
Pharmaceuticals
Corp.                  COM    87156R109      974,036       161,800         X                 2                    161,800

Titan
Pharmaceuticals Inc.   COM    888314101    2,207,250       225,000     X                                225,000

Titan
Pharmaceuticals Inc.   COM    888314101    2,746,800       280,000         X                 2                    280,000

Triangle
Pharmaceuticals Inc.   COM    89589H104    8,689,670     2,167,000     X                              2,167,000

Triangle
Pharmaceuticals Inc.   COM    89589H104   11,127,750     2,775,000         X                 2                  2,775,000

Tularik Inc.           COM    899165104   15,733,100       655,000     X                                655,000

Tularik Inc.           COM    899165104    4,804,000       200,000         X                 2                    200,000


Total                                    2,658,345,495  97,382,975                                   97,382,975
----------------------------------------------------------------------------------------------------------------------